Exhibit 99.2

		Remittance Dates:	May 23, 2023 through June 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	May 23, 2023 through June 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$942,040.67	$937,920.17
2	Small General Service	$0.00193	per kWh	$86,913.27	$86,741.01
3	General Service	$0.00177	per kWh	$437,190.67	$436,768.34
4	Large General Service	$0.00125	per kWh	$126,090.21	$125,975.22
5	Large Industrial Power Service	$0.04709	per kW	$96,607.47	$96,607.47
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$6,379.50	$6,379.50
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,556.16	$73,413.83
10	Total			$1,768,777.95	$1,763,805.54

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 1,763,805.54
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 1,763,805.54

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of May 2023.

ENTERGY TEXAS, INC., as Servicer
By _/s/ Kevin Marino
Title: Assistant Treasurer

		Remittance Dates:	June 23, 2023 through July 24, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	June 23, 2023 through July 24, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,378,541.18	$1,372,511.44
2	Small General Service	$0.00193	per kWh	$106,534.60	$106,323.45
3	General Service	$0.00177	per kWh	$520,304.60	$519,801.99
4	Large General Service	$0.00125	per kWh	$143,308.66	$143,177.97
5	Large Industrial Power Service	$0.04709	per kW	$77,975.17	$77,975.17
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$907.99	$907.99
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,543.21	$73,400.92
10	Total			$2,301,115.41	$2,294,098.93

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,294,098.93
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,294,098.93

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the __15th____day of ___June, 2023_________.

	ENTERGY TEXAS, INC., as Servicer

				/s/ Kevin J. Marino
				By __Kevin J. Marino____________________________________
				Title: _Assistant Treasurer________________________________

		Remittance Dates:	July 24, 2023 through August 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	July 24, 2023 through August 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,857,449.01	$1,849,324.53
2	Small General Service	$0.00193	per kWh	$130,514.82	$130,256.16
3	General Service	$0.00177	per kWh	$592,722.72	$592,150.14
4	Large General Service	$0.00125	per kWh	$152,346.53	$152,207.61
5	Large Industrial Power Service	$0.04709	per kW	$117,578.00	$117,578.00
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$8,759.83	$8,759.83
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,960.65	$73,817.53
10	Total			$2,933,331.56	$2,924,093.80

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,924,093.80
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,924,093.80

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the _15th_day of _____July, 2023_______.

	ENTERGY TEXAS, INC., as Servicer
				/s/ Kevin Marino
				By ____Kevin Marino___________________________________
				Title: __Assistant Treasurer _____________________________

		Remittance Dates:	August 23, 2023 through September 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	August 23, 2023 through September 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$2,031,256.57	$2,022,371.86
2	Small General Service	$0.00193	per kWh	$137,798.02	$137,524.91
3	General Service	$0.00177	per kWh	$633,291.31	$632,679.56
4	Large General Service	$0.00125	per kWh	$157,511.78	$157,368.13
5	Large Industrial Power Service	$0.04709	per kW	$96,828.36	$96,828.36
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,745.86	$4,745.86
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$63,826.51	$63,702.99
10	Total			$3,125,258.41	$3,115,221.67

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,115,221.67
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,115,221.67

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the __15th____day of __August, 2023______________.

	ENTERGY TEXAS, INC., as Servicer			/s/ Kevin Marino
				By _Kevin Marino_____ _______________________________
				Title: _Assistant Treasurer_______________________

		Remittance Dates:	September 25, 2023 through October 23, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	September 25, 2023 through October 23, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,992,864.23	$1,984,147.48
2	Small General Service	$0.00193	per kWh	$141,380.86	$141,100.63
3	General Service	$0.00177	per kWh	$649,494.98	$648,867.57
4	Large General Service	$0.00125	per kWh	$162,154.18	$162,006.30
5	Large Industrial Power Service	$0.04709	per kW	$98,189.39	$98,189.39
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,832.52	$4,832.52
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$83,390.11	$83,228.75
10	Total			$3,132,306.27	$3,122,372.64

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,122,372.64
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,122,372.64

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the __15th____day of ___September, 2023_____.

	ENTERGY TEXAS, INC., as Servicer
				/s/ Kevin Marino
				By _Kevin Marino_______ _________________________________________
				Title: _Assistant Treasurer________________________________

		Remittance Dates:	October 24, 2023 through November 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	October 24, 2023 through November 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,337,275.87	$1,331,426.60
2	Small General Service	$0.00193	per kWh	$110,814.03	$110,594.38
3	General Service	$0.00177	per kWh	$528,762.78	$528,252.01
4	Large General Service	$0.00125	per kWh	$141,823.17	$141,693.82
5	Large Industrial Power Service	$0.04709	per kW	$95,891.59	$95,891.59
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,929.15	$4,929.15
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,588.24	$73,445.86
10	Total			$2,293,084.83	$2,286,233.41

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,286,233.41
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,286,233.41

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the __15th____day of ____October, 2023_____.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By _Kevin Marino______________________________
				Title: _Assistant Treasurer________________________